EQUIPMENT DEPOSITS - RELATED PARTY (Narrative) (Details) (USD $)	6 Months Ended
Sep. 30, 2013
Equipment Deposits - Related Party 1	$ 15,000
Equipment Deposits - Related Party 2	146,000
Equipment Deposits - Related Party 3	131,000
Equipment Deposits - Related Party 4	146,000
Equipment Deposits - Related Party 5	81,900
Equipment Deposits - Related Party 6	$ 81,900